N-2	Mar. 11, 2024 USD ($)
Cover [Abstract]
Entity Central Index Key	0001990804
Amendment Flag	false
Entity Inv Company Type	N-2
Securities Act File Number	333-274405
Investment Company Act File Number	811-23900
Document Type	N-2/A
Document Registration Statement	true
Pre-Effective Amendment	true
Pre-Effective Amendment Number	4
Post-Effective Amendment	false
Investment Company Act Registration	true
Investment Company Registration Amendment	true
Investment Company Registration Amendment Number	4
Entity Registrant Name	ABL Longevity Growth and Income Fund
Entity Address, Address Line One	2101 Park Center Drive
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Orlando
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32835
City Area Code	800
Local Phone Number	561-4148
Approximate Date of Commencement of Proposed Sale to Public	From time to time after the effective date of this Registration Statement.
Dividend or Interest Reinvestment Plan Only	false
Delayed or Continuous Offering	true
Primary Shelf [Flag]	false
Effective Upon Filing, 462(e)	false
Additional Securities Effective, 413(b)	false
Effective when Declared, Section 8(c)	false
New Effective Date for Previous Filing	false
Additional Securities. 462(b)	false
No Substantive Changes, 462(c)	false
Exhibits Only, 462(d)	false
Registered Closed-End Fund [Flag]	true
Business Development Company [Flag]	false
Interval Fund [Flag]	true
Primary Shelf Qualified [Flag]	false
Entity Well-known Seasoned Issuer	No
Entity Emerging Growth Company	false
New CEF or BDC Registrant [Flag]	true
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses
Maximum Sales Load ( as a percent of offering price ) (2)	5%
Contingent Deferred Sales Charge (3)	1%

(1)
The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you to understand the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.

(2)
Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. The
Fund or Manager
may, in its discretion, waive all or a portion of the sales
charge with respect to any shareholder
. See “Plan of Distribution.”

(3)
Shareholders may be subject to a contingent deferred sales charge on share repurchased during the first 365 days after their purchase. A contingent deferred sales charge of 1.00% may be imposed on certain repurchases of shares made within 12 months of the date of purchase on shares purchased without an initial sales charge.

Sales Load [Percent]	5.00%	[1],[2]
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	1.00%	[2],[3]
Annual Expenses [Table Text Block]

Annual Expenses ( except as set forth below, as a percentage of net assets attributable to shares )
Management Fees ( calculated as a percentage of estimated value of assets under management, to be adjusted to actual value upon liquidation of each asset ) (4)	1.45 % per annum
Other Expenses (5)
Shareholder Servicing Expenses (6)	0.15%
Distribution Fee (7)	0.25%
Remaining Other Expenses (8)	0.10%
Total Annual Expenses	1.95%
(4)	The Management Fee paid by the Fund is calculated at the annual rate of 1.45% of the average daily value of the Fund’s average daily AUM.

(5)
Amounts assumes that the Fund sells $50,000,000 worth of shares during the Fund’s first 12 months and that the Fund’s net offering proceeds from such sales equal $47,500,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount over the following 24 months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $50,000,000 worth of shares during the 12 months following the date on which this Registration Statement first becomes effective (the “Effective Date”).

(6)
The Fund may charge a shareholder servicing fee of up to 0.15% per year. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund may reasonably request. For more information regarding Shareholder Servicing Expenses, see
“
Plan of Distribution
.”

(7)
Shareholders may pay to the Distributor a distribution fee that accrues at an annual rate equal to 0.25% of the average daily net assets attributable to shares and is payable on a monthly basis. See “Plan of Distribution.”

(8)
Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
The Fund Expenses Table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Management Fees [Percent]	1.45%	[2],[4]
Distribution/Servicing Fees [Percent]	0.25%	[2],[5],[6]
Loan Servicing Fees [Percent]	0.15%	[2],[5],[7]
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	0.10%	[2],[5],[8]
Total Annual Expenses [Percent]	1.95%	[2],[5]
Expense Example [Table Text Block]
The following example illustrates the hypothetical expenses that you would pay on a $1,000 investment. The example assumes annual expenses attributable to shares remain unchanged from the levels described in the Fund Expenses Table above (excluding any Acquired Fund Fees and Expenses) and shares earn a 5% annual return:

	1 Year	3 Years	5 Years	10 Years
NAV	$20	$59	$98	$195
5% Load	$25	$64	$103	$200

Purpose of Fee Table , Note [Text Block]	The purpose of the table above is to assist you to understand the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.
Basis of Transaction Fees, Note [Text Block]	as a percent of offering price	[1],[2]
Other Expenses, Note [Text Block]	Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.
Management Fee not based on Net Assets, Note [Text Block]	The Management Fee paid by the Fund is calculated at the annual rate of 1.45% of the average daily value of the Fund’s average daily AUM.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]
INVESTMENT OBJECTIVES, POLICIES AND STRATEGIES
Investment Objectives and Policies
Investment Objective
.

The Fund’s investment objectives are to realize long term appreciation and current income. Under normal circumstances the Fund intends to deploy the proceeds of this offering into an actively managed large and diversified portfolio of Longevity Assets, including Mortality Contracts and Annuity Contracts. The Portfolio Manager expects that investments in the Longevity Assets will provide the shareholders a return on investment. There can be no guarantee that the Fund will realize a positive return.
The Fund can change its investment objectives with the requirement of a majority vote from the holders of voting securities. The primary focus of the Fund is to effectively deploy under normal circumstances the proceeds of its offering into a diverse and actively managed portfolio consisting mainly of Mortality Contracts. We may also acquire a limited amount of, fixed and variable Annuity Contracts, and other permitted securities. Residual amounts from sales of shares, distributions from Annuity Contracts and sales and distributions from other securities will be maintained for cash flow purposes and used to pay Mortality Contract premiums, fund share repurchases with excess available to pay dividends on the shares. Maturity and sales of Mortality Contracts are expected to assist the Fund to pay dividends and may also be maintained for cashflow purposes. The Fund may consider purchasing Annuity Contracts that pay distributions matched to the future premium requirements of Mortality Contracts.
The Fund expects that its initial portfolio will be weighted heavily toward fixed Mortality Contracts, however the Fund anticipates the portfolio consisting of at least forty percent (40%) variable Mortality Contracts following its first year of operation. Ultimately, the Fund anticipates maintaining a Longevity Asset portfolio that is marginally weighted toward fixed Mortality Contracts.
Investment Strategy and Criteria Used in Selecting Investments
We believe the ABL Technology Valuation Methodology has the ability to quickly process large probability models to better predict the mortality associated with a Longevity Assets over a large set of data metrics, which in turn assists with assessing the risk-versus-return distribution rating per Longevity Asset. Of primary importance is the valuation of the assets, as well as our confidence around these values. We utilize a wide range of metrics to assess the risk level of each policy, which may include, age, estimated life expectancy, estimated survival probability, estimated maturity probability, discounts to face value, medical advancements and market feedback. In accordance with our investment policy, we thoroughly evaluate each policy using the valuation metrics before making investment decisions. This process allows us to identify policies that we believe align with our risk tolerance and investment objectives. By adhering to this methodology, we aim to optimize our portfolio composition and maximize returns for our investors.
The Manager, with the aid of ABL Technologies, is responsible for valuing the assets, subject to the oversight and approval of our Board. For purposes of calculating NAV, certain Mortality Contracts will be valued at the purchase price, with the exception of the purchase of certain Mortality Contracts bought at prices the Manager believes to be lower than that for which such Mortality Contracts can be resold within a reasonably brief period of time. Such Mortality Contracts may be valued based on the Manager’s reasonable estimate of their expected resale value, or their expected value upon the death of the underlying insured. The Mortality Contracts generally appreciate as the policyholders age and the value declines if the policyholder lives longer than the expected life span. See “Determination of Net Asset Value.” For purposes of calculating AUM to determine the Management Fee, Longevity Assets will always be valued at the lower of cost or actual valuation. Note that our Board has ultimate responsibility for the valuation of the Fund’s assets, including its Longevity assets.
The Fund expects to determine the present value of each Mortality Contract based on the mortality curve applied to the Mortality Contract at the time it was purchased, the premiums paid in respect of the Mortality Contract since it was acquired, any change in the credit risk of the insurer, and any change in the mortality curve associated with the insured covered by the contract. The mortality curve is derived from the Society of Actuaries

Risk Factors [Table Text Block]

RISK FACTORS
An investment in the Fund’s shares is subject to risks. The value of the Fund’s investments will increase or decrease based on changes in the values of the investments it holds. This will cause the per share NAV of the Fund’s shares to increase or decrease. You could lose money by investing in the Fund. By itself, the Fund does not constitute a complete investment program. Before investing in the Fund, you should carefully consider the following risks the Fund faces, together with the other information contained in the Prospectus. If any of these risks discussed in this Prospectus occurs, the Fund’s results of operations could be materially and adversely affected. There may be additional risks that the Fund does not currently foresee or consider material. You may wish to consult with your legal or tax advisors before deciding whether to invest in the
Fund.
Volatile Markets Risks
. Markets experience periods of disruption and instability from time to time. The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.
Non-Diversification
Risk
. The value of a specific asset class or issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified
fund, the Fund may invest more than 5% of its total assets in the Longevity Assets of one or more issuers measured at the time of the acquisition of such Longevity Asset. The Fund’s performance may be more sensitive to any single economic, business, legal, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s Longevity Assets that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, including as a result of legal or regulatory issues or cybersecurity incidents.
Valuation of Longevity

Asset
s Risks
. The Fund’s assets and liabilities are valued by the Manager pursuant to the ABL Technologies Valuation Methodology
™
and the Manager’s Valuation Policy, which has been approved by the Board and remains subject to continuous Board review and oversight.
The majority of the Fund’s portfolio investments do not have a readily determinable market price and will be fair valued pursuant to the Valuation Policy. The valuation of Longevity Assets involves inherent uncertainty (including, without limitation, the mortality related underwriting of insureds and future changes to premium payment schedules). The Valuation Policy, and procedures of ABL Technologies adopted by the Manager relating to the implementation of the Valuation Policy, are subject to change and may be revised from time to time. There is no guarantee that the value determined with respect to a particular Longevity Asset will represent the value that the Fund uses to calculate management fees, or that would be realized upon in the event of an immediate disposition of the investment, or that such valuation accurately reflects value of such Longevity Asset on the date of sale or at maturity. Such uncertainties as to the valuation of Longevity Assets could have an impact on the net asset value of the Fund and require adjustments to reported net asset values (i.e., if the earlier judgments of the Manager regarding the appropriate valuation should prove to be incorrect).
Market Manipulation Risks
. While the risk of market manipulation exists in connection with transactions in any asset class, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional security. Similarly, there is not a formal trading market for Longevity Assets. Therefore, larger players in this asset class may have the ability to manipulate pricing for such contracts.
Management Risk
. The NAV of the Fund changes daily based on the performance of its portfolio investments and other factors. The Manager’s judgments about the value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Manager relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Manager’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Manager’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.
Leveraging Risk
. The use of leverage such as borrowing money or issuing shares of preferred stock to purchase Longevity Assets, if the Manager determines to use leverage, may magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.
While the Manager has no current intention to use leverage, under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end
investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or repurchase outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for Distributions to our common stockholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, the preferred stock would rank “Senior” to common stock in our capital structure, preferred stockholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our common stockholders, and the issuance of shares of preferred stock could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.
Holders of any preferred stock we might issue could be granted rights to (i) elect members of our Board; (ii) have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and accordingly could veto any such changes; and/or (iii) impose restrictions on the declarations and payment of dividends or other Distributions to the holders of our common shares and preferred stock which might impair our ability to maintain our qualification as a RIC for federal income tax purposes.
Service Provider Risks
.

The Fund will rely on service providers selected by the Manager, third party originators or by borrowers to store, transfer, buy, sell, liquidate, record or otherwise service assets. Service providers will include affiliates of the Manager, such as ABL Technologies, LLC and Abacus Settlements, LLC. The Fund will also rely on third party life expectancy providers to support its valuations of the Longevity Assets. To the extent that a service provider or the technology deployed by a service provider fails to perform these tasks, the Fund’s investments may be adversely affected. These risks could affect the value of a particular investment, including the possible loss of the entire invested amount. Errors are inherent in the business and operations of any business, and, although the Sponsor will adopt measures to prevent and detect errors by, and misconduct of, counterparties and Service Providers, and transact with counterparties and Service Providers it believes to be reliable, such measures may not be effective in all cases. Errors or misconduct could have a material adverse effect on the Fund.
In addition, the Fund depends significantly on the Manager to source and evaluate Longevity Assets that may be invested in by the Fund. To the extent that the Manager is unable or unwilling to provide an adequate flow of Longevity Assets for investment, the Fund may be unable to realize its investment objectives.
Limited History of Operations Risk
. The Fund is a recently organized
closed-end
investment company with limited history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund operates under inopportune market or economic conditions, it may not be able to achieve its investment objective. If the Fund fails to achieve its desired size, our expense ratio will be higher than expected. In addition, it may be difficult to implement the Fund’s strategy unless the Fund raises a meaningful amount of assets.
New Manager Risk
. The Manager has not previously managed an interval fund. Accordingly, shareholders in the Fund bear the risk that the Manager’s inexperience may limit its effectiveness.
Reliance on the Manager Risk
. Decisions with respect to the management of the Fund will be made by the Manager, under the oversight of the Board. There can be no assurance that all of the professionals of the Manager will continue to be associated with the Fund. The loss of the services of one or more members of the professional staff of the Manager could have a material adverse impact on the Fund’s ability to realize its investment objective.
Distribution Policy Risk
.

The Fund intends to make quarterly Distributions to its shareholders with the result being that all or substantially all of the Fund’s net investment income and net realized capital gains being distributed to its shareholders. The distribution policy also may cause the Fund to sell an asset at a time it would not otherwise do so in order to manage the distribution of income and gain. If taxable Distributions are reinvested in the Fund, such reinvestment may leave the shareholder with tax obligation
s w
ithout a related cash Distributions from the Fund, resulting in the need for such shareholder to fund the resulting tax obligation from other assets (i.e., assets other than cash or property received from Distribution(s)).
Repurchase Policy Risks
.

Quarterly repurchases by the Fund of its shares typically will be funded from available cash (including cash available under a credit facility, if any) or sales of portfolio investments. However, regulatory liquidity requirements for payment of repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Manager otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Manager may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money or use proceeds from the issuance of shares of preferred stock to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid assets. Also, the sale of investments to fund repurchases could reduce the market price of those assets, which in turn would reduce the Fund’s NAV.
Repurchase of the Fund’s shares will reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold, and expenses otherwise decrease less than proportionally (or increase). In addition, the repurchase of shares by the Fund may be a taxable event to shareholders subject to or otherwise participating in the repurchase.

Cybersecurity Risk
. The Fund and its service providers may be prone to operational and information security
risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Fund, the Manager, the Custodian, the Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of assets in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.
Derivatives Risk
. The Fund’s present intention is to limit its investments in derivative instruments. Any investment, even limited, may expose the Fund to additional risks that it would not be subject to if it invested directly in the Longevity Assets or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives could subject the Fund to the risk of an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The Fund’s use of derivatives is also subject to the following additional risks:
Derivative Counterparty Risk
. The Fund’s investments in derivatives may be exposed to the credit risk of the counterparties with which, or the dealers, custodians, servicers, special purpose vehicles (“SPVs”), brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.
Natural Disaster/Epidemic Risk
. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19),
have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives, which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements instruments and can influence the ability of the Fund to complete share repurchases and otherwise affect Fund performance. A widespread crisis may also affect the global economy in ways that cannot be foreseen or predicted. How long such events will last and whether they will continue or recur cannot be predicted with any certainty. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock
. In 2020, the onset of the novel coronavirus
(COVID-19)
caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of
COVID-19.
These actions had a severe economic impact on global economies as economic activity. Financial markets across the globe are slowly recovering from this severe distress. While the
COVID-19
pandemic has seemingly “Normalized”, we must be vigilant for the next crisis, the cause of which is unknown. New shocks can arise from any source including increased tensions with Russia due to its invasion of Ukraine, friction with China over international trade and espionage, competition for natural resources including energy and rare earth materials, as well as global warming and domestic tensions, to name a few. Current and future global economic shocks may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.
Tax Risks
Regulated Investment Company Status
.
The Fund intends to qualify for treatment as a Regulated Investment Company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy an asset diversification test on a quarterly basis. If the Fund fails to satisfy the RIC qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions depending on the failure and the related causes. To qualify for such relief, the Fund may be required to dispose of certain assets, including in a manner that is inconsistent with its investment policies, and pay certain penalty taxes.
While the Fund intends to take the position that income from its investments in Longevity Assets results in gross income from such prescribed sources and such assets are otherwise qualifying assets for the above-mentioned RIC requirements, the tax treatment and characterization of Longevity Assets and similar assets under one or more of the qualification or distribution tests applicable to RICs is not certain and not without risk. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for RIC treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to U.S. corporate level taxation on its net taxable income at corporate rates, and all Distributions from earnings and profits, including any Distributions of net tax-exempt
income and net long-term capital gains, may be taxable to shareholders as dividend incomes to the extent Distributions are derived from the Fund’s current and accumulated earnings and profits.
The Fund’s intention to continue to qualify and be eligible for treatment as a RIC can limit its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders.

If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for Distributions to shareholders, and such Distributions will be taxable to the shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Such Distributions, however, may be eligible (i) to be treated as qualified dividend income in the case of non-corporate
U.S. shareholders and (ii) for the distributions-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make Distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.
Excise Tax Risk
. A RIC that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year
period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required Distributions, is liable for a 4% (nondeductible) excise tax on the portion of the undistributed amounts of such income that are less than the required Distributions. There can be no assurance of the Fund’s excise tax liability.
Qualified Dividend Income Risk
.

Given the Fund’s investment strategies, in particular, the expectation that the Fund will be classified as a RIC and its anticipated investments in Longevity Assets, there can be no assurance as to what portions (if any) of the Fund’s Distributions will be designated as qualified dividend income, which means RIC Distributions taxed to shareholders may be subject to higher rates of tax than those applicable to qualified dividend income.
Additional tax considerations are discussed in this Prospectus (see, e.g., “
Certain U.S. Federal Income Tax Matters
”) and the related SAI.

Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]

DESCRIPTION OF CAPITAL STRUCTURE AND SHARES
The Fund is an unincorporated statutory trust established under the laws of the State of Delaware upon the filing of a Certificate of Trust with the Secretary of State of Delaware on August 23, 2023. The Fund’s Declaration of Trust dated February, 2024 (the “Declaration of Trust”) provides that the Board may authorize separate classes of shares of beneficial interest (subject to the receipt of exemptive relief from the SEC, as described below). The Board has authorized an unlimited number of shares. The Fund does not intend to hold annual meetings of its shareholders. The summary of the terms of the Declaration of Trust herein and elsewhere in the Prospectus and SAI is qualified entirely by the terms and conditions of the Declaration of Trust, which is incorporated by reference herein, is on file with the SEC and should be read carefully and retained for future reference.
The Declaration of Trust, which has been filed with the SEC, permits the Fund to issue an unlimited number of full and fractional shares of beneficial interest, no par value. The Fund currently offers one class of shares of beneficial interest but is authorized under the Declaration of Trust to issue multiple classes of shares. The Fund may file an application with the SEC to receive exemptive relief to issue multiple classes of shares and to impose asset-based distribution fees and early-withdrawal charges. An investment in any share class of the Fund represents an investment in the same assets of the Fund.
Holders of shares will be entitled to the payment of dividends when, as and if declared by the Board. The Fund currently intends to make dividend Distributions to its shareholders after payment of Fund operating expenses including interest on outstanding borrowings, if any, no less frequently than quarterly. The 1940 Act may limit the payment of dividends to the holders of shares.
All shares of the Fund have the same rights and are identical in all material respects. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and Distributions declared by the Fund; and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities. Shares of the Fund are fully paid and non-assessable
when issued and have no
pre-emptive,
conversion or exchange rights.
Upon liquidation of the Fund, after paying or adequately providing for the payment of all liabilities of the Fund, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Board may distribute the remaining assets of the Fund among its shareholders. The Declaration of Trust provides that the Fund’s shareholders are not liable for any liabilities of the Fund. Although shareholders of an unincorporated statutory trust established under Delaware law, in certain limited circumstances, may be held personally liable for the obligations of the Fund as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability remote.
The Fund generally will not issue share certificates. However, upon written request to the Fund’s Transfer Agent, a share certificate may be issued at the Fund’s discretion for any or all of the full shares credited to a shareholder’s account. Share certificates that have been issued to a shareholder may be returned at any time. The Fund’s Transfer Agent will maintain an account for each shareholder for recordation of registration of shares, and transfers, permitted only in rare circumstances, such as death or bona fide gift, will be reflected by bookkeeping entry, without physical delivery. The Transfer Agent will require that a shareholder provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account such as wiring instructions or telephone privileges.
PLAN OF DISTRIBUTION
UMB Fund Services, Inc., with its principal address at 1010 Grand Avenue, Kansas City, MO 64106, acts as the Distributor of the Fund’s shares on a reasonable efforts’ basis, subject to various conditions. The Fund may engage additional distributors from time to time.
The Fund’s shares are offered for sale through the Distributor initially at a price of $10 per share and thereafter at NAV, in each case, subject to a maximum sales load of up to 5% of the investment amount, a Distribution Fee of up to 0.25% per annum of the shareholder’s average daily NAV, and/or a Shareholder Service Expense of up to 0.15% per annum of the shareholder’s average daily NAV. The Fund or Manager may, in its discretion, waive all or a portion of the fees for certain shareholders. The Distributor also may enter into selected dealer agreements with other broker-dealers for the sale and distribution of the Fund’s shares. The Distributor is not required to sell any specific number or dollar amount of the Fund’s shares but we expect that the Distributor will use its reasonable efforts to sell the shares. We do not expect that the shares will trade on any national securities exchange and the Distributor does not plan to act as a market maker for the shares.
The Fund is authorized under a distribution plan to pay to the Fund’s Distributors a distribution fee for certain activities relating to the Distribution of shares to investors and maintenance of shareholder accounts. These activities include marketing and other activities to support the distribution of the shares. The plan operates in a manner consistent with Rule
12b-1
under the 1940 Act, which regulates the manner in which an
open-end
investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end
investment company, it has undertaken to comply with the terms of Rule
12b-1
as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the distribution plan, the Fund will pay a distribution fee at an annual rate of 0.25% of average daily net assets attributable to the applicable share classes for remittance to financial intermediaries, as compensation for distribution and/or maintenance of shareholder accounts performed by such financial intermediaries for beneficial shareholders of the Fund. Because the distribution fee is paid out of the Fund’s assets on an ongoing basis, over time, this fee will increase the cost of your investment and may cost you more than paying other types of sales charges.
The Fund has adopted a shareholder service plan with respect to the shares under which the Fund may compensate financial industry professionals or firms up to 0.75% per year based on average daily NAV for providing ongoing services in respect of clients to whom they have distributed shares. Such services may include (i) electronic processing of client orders, (ii) electronic funds transfers between client and the Fund, (iii) account reconciliation with the Fund’s Transfer Agent, (iv) facilitation of electronic delivery to client of Fund documentation, (v) monitoring client accounts for back-up
withholding and any other special tax reporting obligations, (vi) maintenance of books and records with respect to the foregoing, (vii) responding to customer inquiries of a general nature regarding the Fund; (viii) responding to customer inquiries and requests regarding Statements of Additional Information, shareholder reports, notices, proxies and proxy statements, and other Fund documents; (ix) assisting customers in changing account options, account designations and account addresses, and (x) such other information and liaison services as the Fund or the Manager may reasonably request. Under the shareholder services plan, a shareholder may incur expenses on an annual basis up to 0.25% of its average daily net assets attributable to the shares.
The Manager or its affiliates, in the Manager’s discretion and from their own resources (which may include the Manager’s legitimate profits from the advisory fee it receives from the Fund), may pay additional compensation to brokers or dealers in connection with the sale and Distribution of Fund shares (the “Additional Compensation”). In return for the Additional Compensation, the Fund may receive certain marketing advantages including access to a broker’s or dealer’s registered representatives, placement on a list of investment options offered by a broker or dealer, or the ability to assist in training and educating the broker’s or dealer’s registered representatives. The Additional Compensation may differ among brokers or dealers in amount or in the manner of calculation: payments of Additional Compensation may be fixed dollar amounts or based on the aggregate value of outstanding shares

Volatile Markets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Volatile Markets Risks
. Markets experience periods of disruption and instability from time to time. The prices of the Fund’s investments, and therefore the NAV of the Fund, can be highly volatile. In addition, governments from time to time intervene, directly and by regulation, in certain markets. Such intervention often is intended directly to influence prices and may, together with other factors, cause all of such markets to move rapidly in the same direction because of, among other things, interest rate fluctuations.

Non Diversification Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Non-Diversification
Risk
. The value of a specific asset class or issuer can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. As a non-diversified
fund, the Fund may invest more than 5% of its total assets in the Longevity Assets of one or more issuers measured at the time of the acquisition of such Longevity Asset. The Fund’s performance may be more sensitive to any single economic, business, legal, political or regulatory occurrence than the value of shares of a diversified investment company. The value of an issuer’s Longevity Assets that are held in the Fund’s portfolio may decline for a number of reasons, which directly relate to the issuer, including as a result of legal or regulatory issues or cybersecurity incidents.

Market Manipulation Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Market Manipulation Risks
. While the risk of market manipulation exists in connection with transactions in any asset class, the risk may be greater for the Fund’s shares because any means by which the Fund’s shares may transfer would lack the same breadth of market and liquidity as a traditional security. Similarly, there is not a formal trading market for Longevity Assets. Therefore, larger players in this asset class may have the ability to manipulate pricing for such contracts.

Management Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Management Risk
. The NAV of the Fund changes daily based on the performance of its portfolio investments and other factors. The Manager’s judgments about the value and potential appreciation of particular asset class and/or investments in which the Fund invests may prove to be incorrect and may not produce the desired results. The Manager relies on analytical models (both proprietary and third-party models) as well as information and data supplied by third parties. These models and data may be used to value assets or potential asset acquisitions and dispositions and also in connection with the Fund’s asset management activities. If the Manager’s models and data prove to be incorrect, misleading, or incomplete, any decisions made in reliance thereon could expose the Fund to potential risks. The Manager’s models and data may induce it to purchase certain assets at prices that are too high, to sell certain other assets at prices that are too low, or to miss favorable opportunities altogether. Similarly, any hedging activities that are based on faulty models and data may prove to be unsuccessful.

Leveraging Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Leveraging Risk
. The use of leverage such as borrowing money or issuing shares of preferred stock to purchase Longevity Assets, if the Manager determines to use leverage, may magnify the Fund’s gains or losses. Generally, the use of leverage also will cause the Fund to have higher expenses (especially interest expenses) than those of funds that do not use such techniques. In addition, a lender to the Fund may terminate or refuse to renew any credit facility. If the Fund is unable to access additional credit, it may be forced to sell investments at inopportune times, which may depress the returns of the Fund.
While the Manager has no current intention to use leverage, under the provisions of the 1940 Act, the Fund will be permitted, as a registered closed-end
investment company, to issue senior securities representing indebtedness so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, is at least 300% after each issuance of such senior securities. In addition, the Fund will be permitted to issue additional shares of preferred stock so long as our asset coverage ratio with respect thereto, defined under the 1940 Act as the ratio of our gross assets (less all liabilities and indebtedness not represented by senior securities) to our outstanding senior securities representing indebtedness, plus the aggregate involuntary liquidation preference of our outstanding preferred stock, is at least 200% after each issuance of such preferred stock. If the value of our assets declines, we may be unable to satisfy these tests. If that happens, we may be required to sell a portion of our investments and, depending on the nature of our leverage, repay a portion of our indebtedness or repurchase outstanding shares of preferred stock, in each case at a time when doing so may be disadvantageous. Also, any amounts that we use to service our indebtedness or preferred dividends would not be available for Distributions to our common stockholders. Furthermore, as a result of issuing senior securities, we would also be exposed to typical risks associated with leverage, including an increased risk of loss. If we issue preferred stock, the preferred stock would rank “Senior” to common stock in our capital structure, preferred stockholders would have separate voting rights on certain matters and might have other rights, preferences, or privileges more favorable than those of our common stockholders, and the issuance of shares of preferred stock could have the effect of delaying, deferring or preventing a transaction or a change of control that might involve a premium price for holders of our common stock or otherwise be in your best interest.
Holders of any preferred stock we might issue could be granted rights to (i) elect members of our Board; (ii) have class voting rights on certain matters, including changes in fundamental investment restrictions and conversion to open-end
status, and accordingly could veto any such changes; and/or (iii) impose restrictions on the declarations and payment of dividends or other Distributions to the holders of our common shares and preferred stock which might impair our ability to maintain our qualification as a RIC for federal income tax purposes.

Service Provider Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Service Provider Risks
.

The Fund will rely on service providers selected by the Manager, third party originators or by borrowers to store, transfer, buy, sell, liquidate, record or otherwise service assets. Service providers will include affiliates of the Manager, such as ABL Technologies, LLC and Abacus Settlements, LLC. The Fund will also rely on third party life expectancy providers to support its valuations of the Longevity Assets. To the extent that a service provider or the technology deployed by a service provider fails to perform these tasks, the Fund’s investments may be adversely affected. These risks could affect the value of a particular investment, including the possible loss of the entire invested amount. Errors are inherent in the business and operations of any business, and, although the Sponsor will adopt measures to prevent and detect errors by, and misconduct of, counterparties and Service Providers, and transact with counterparties and Service Providers it believes to be reliable, such measures may not be effective in all cases. Errors or misconduct could have a material adverse effect on the Fund.
In addition, the Fund depends significantly on the Manager to source and evaluate Longevity Assets that may be invested in by the Fund. To the extent that the Manager is unable or unwilling to provide an adequate flow of Longevity Assets for investment, the Fund may be unable to realize its investment objectives.

Limited History of Operations Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Limited History of Operations Risk
. The Fund is a recently organized
closed-end
investment company with limited history of operations. It is designed for long-term investors and not as a trading vehicle. If the Fund operates under inopportune market or economic conditions, it may not be able to achieve its investment objective. If the Fund fails to achieve its desired size, our expense ratio will be higher than expected. In addition, it may be difficult to implement the Fund’s strategy unless the Fund raises a meaningful amount of assets.

New Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]	New Manager Risk . The Manager has not previously managed an interval fund. Accordingly, shareholders in the Fund bear the risk that the Manager’s inexperience may limit its effectiveness.
Reliance on the Manager Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Reliance on the Manager Risk
. Decisions with respect to the management of the Fund will be made by the Manager, under the oversight of the Board. There can be no assurance that all of the professionals of the Manager will continue to be associated with the Fund. The loss of the services of one or more members of the professional staff of the Manager could have a material adverse impact on the Fund’s ability to realize its investment objective.

Distribution Policy Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Distribution Policy Risk
.

The Fund intends to make quarterly Distributions to its shareholders with the result being that all or substantially all of the Fund’s net investment income and net realized capital gains being distributed to its shareholders. The distribution policy also may cause the Fund to sell an asset at a time it would not otherwise do so in order to manage the distribution of income and gain. If taxable Distributions are reinvested in the Fund, such reinvestment may leave the shareholder with tax obligation
s w
ithout a related cash Distributions from the Fund, resulting in the need for such shareholder to fund the resulting tax obligation from other assets (i.e., assets other than cash or property received from Distribution(s)).

Repurchase Policy Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Repurchase Policy Risks
.

Quarterly repurchases by the Fund of its shares typically will be funded from available cash (including cash available under a credit facility, if any) or sales of portfolio investments. However, regulatory liquidity requirements for payment of repurchased shares may require the Fund to liquidate portfolio holdings earlier than the Manager otherwise would liquidate such holdings, potentially resulting in losses, and may increase the Fund’s portfolio turnover. The Manager may take measures to attempt to avoid or minimize such potential losses and turnover, and instead of liquidating portfolio holdings, may borrow money or use proceeds from the issuance of shares of preferred stock to finance repurchases of shares. If the Fund borrows to finance repurchases, interest on any such borrowing will negatively affect shareholders who do not tender their shares in a repurchase offer by increasing the Fund’s expenses and reducing any net investment income. To the extent the Fund finances repurchase proceeds by selling investments, the Fund may hold a larger proportion of its net assets in less liquid assets. Also, the sale of investments to fund repurchases could reduce the market price of those assets, which in turn would reduce the Fund’s NAV.
Repurchase of the Fund’s shares will reduce the amount of outstanding shares and, depending upon the Fund’s investment performance, its net assets. A reduction in the Fund’s net assets would increase the Fund’s expense ratio, to the extent that additional shares are not sold, and expenses otherwise decrease less than proportionally (or increase). In addition, the repurchase of shares by the Fund may be a taxable event to shareholders subject to or otherwise participating in the repurchase.

Cybersecurity Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Cybersecurity Risk
. The Fund and its service providers may be prone to operational and information security
risks resulting from breaches in cybersecurity. A breach in cybersecurity refers to both intentional and unintentional events that may cause the Fund to lose proprietary information, suffer data corruption, or lose operational capacity. Breaches in cybersecurity include, among other behaviors, stealing or corrupting data maintained online or digitally, denial of service attacks on websites, the unauthorized release of confidential information or various other forms of cyber-attacks. Cybersecurity breaches affecting the Fund, the Manager, the Custodian, the Transfer Agent, intermediaries and other third-party service providers may adversely impact the Fund. For instance, cybersecurity breaches may interfere with the processing of shareholder transactions, impact the Fund’s ability to calculate its NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Fund to regulatory fines or financial losses and/or cause reputational damage. The Fund may also incur additional costs for cybersecurity risk management purposes. Similar types of cybersecurity risks are also present for issuers of assets in which the Fund may invest, which could result in material adverse consequences for such issuers and may cause the Fund’s investment in such companies to lose value.

Derivatives Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivatives Risk
. The Fund’s present intention is to limit its investments in derivative instruments. Any investment, even limited, may expose the Fund to additional risks that it would not be subject to if it invested directly in the Longevity Assets or other instruments underlying those derivatives, including the high degree of leverage often embedded in such instruments, and potential material and prolonged deviations between the theoretical value and realizable value of a derivative. When used as hedging instruments, derivatives could subject the Fund to the risk of an imperfect correlation between the value of the derivative and the positions of the Fund being hedged by the derivative. Some derivatives have the potential for unlimited loss, regardless of the size of the Fund’s initial investment. Derivatives may be illiquid and may be more volatile than other types of investments. The Fund may buy or sell derivatives not traded on an exchange and which may be subject to heightened liquidity and valuation risk. There may not be a liquid secondary market for the derivative instruments traded by the Fund. Derivative investments can increase portfolio turnover and transaction costs. Derivatives also are subject to counterparty risk. As a result, the Fund may obtain no recovery of its investment or may only obtain a limited recovery, and any recovery may be delayed. Not all derivative transactions require a counterparty to post collateral, which may expose the Fund to greater losses in the event of a default by a counterparty. The Fund’s use of derivatives is also subject to the following additional risks:

Counterparty Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Derivative Counterparty Risk
. The Fund’s investments in derivatives may be exposed to the credit risk of the counterparties with which, or the dealers, custodians, servicers, special purpose vehicles (“SPVs”), brokers and exchanges through which, the Fund deals, whether in exchange-traded or OTC transactions. The Fund may be subject to the risk of loss of Fund assets on deposit or being settled or cleared with a broker in the event of the broker’s bankruptcy, the bankruptcy of any clearing broker through which the broker executes and clears transactions on behalf of the Fund, the bankruptcy of an exchange clearing house or the bankruptcy of any other counterparty. To the extent that the Fund has posted margin or has other amounts held by a counterparty that becomes insolvent, the Fund may be deemed to be an unsecured creditor of the counterparty and would need to pursue its claim in bankruptcy or liquidation proceedings. Amounts for any such claims may be less than the amounts owed to the Fund. Such events would have an adverse effect on the Fund’s NAV.

Natural DisasterEpidemic Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Natural Disaster/Epidemic Risk
. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19),
have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increase the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives, which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor and third-party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements instruments and can influence the ability of the Fund to complete share repurchases and otherwise affect Fund performance. A widespread crisis may also affect the global economy in ways that cannot be foreseen or predicted. How long such events will last and whether they will continue or recur cannot be predicted with any certainty. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Risk that Current Assumptions and Expectations Could Become Outdated As a Result of a Global Economic Shock
. In 2020, the onset of the novel coronavirus
(COVID-19)
caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of
COVID-19.
These actions had a severe economic impact on global economies as economic activity. Financial markets across the globe are slowly recovering from this severe distress. While the
COVID-19
pandemic has seemingly “Normalized”, we must be vigilant for the next crisis, the cause of which is unknown. New shocks can arise from any source including increased tensions with Russia due to its invasion of Ukraine, friction with China over international trade and espionage, competition for natural resources including energy and rare earth materials, as well as global warming and domestic tensions, to name a few. Current and future global economic shocks may cause the underlying assumptions and expectations of the Fund to become outdated quickly or inaccurate, resulting in significant losses.

Tax Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Tax Risks
Regulated Investment Company Status
.
The Fund intends to qualify for treatment as a Regulated Investment Company (“RIC”) under Subchapter M of Chapter 1 of the Code. In order to qualify for such treatment, the Fund must, among other things, derive in each taxable year at least 90% of its gross income from certain prescribed sources and satisfy an asset diversification test on a quarterly basis. If the Fund fails to satisfy the RIC qualifying income or diversification requirements in any taxable year, the Fund may be eligible for relief provisions depending on the failure and the related causes. To qualify for such relief, the Fund may be required to dispose of certain assets, including in a manner that is inconsistent with its investment policies, and pay certain penalty taxes.
While the Fund intends to take the position that income from its investments in Longevity Assets results in gross income from such prescribed sources and such assets are otherwise qualifying assets for the above-mentioned RIC requirements, the tax treatment and characterization of Longevity Assets and similar assets under one or more of the qualification or distribution tests applicable to RICs is not certain and not without risk. An adverse determination or future guidance by the IRS or a change in law might affect the Fund’s ability to qualify for RIC treatment.
If, in any year, the Fund were to fail to qualify for treatment as a RIC under the Code for any reason, and were not able to cure such failure, the Fund would be subject to U.S. corporate level taxation on its net taxable income at corporate rates, and all Distributions from earnings and profits, including any Distributions of net tax-exempt
income and net long-term capital gains, may be taxable to shareholders as dividend incomes to the extent Distributions are derived from the Fund’s current and accumulated earnings and profits.
The Fund’s intention to continue to qualify and be eligible for treatment as a RIC can limit its ability to acquire or continue to hold positions that would otherwise be consistent with its investment strategy or can require it to engage in transactions in which it would otherwise not engage, resulting in additional transaction costs and reducing the Fund’s return to shareholders.

Excise Tax Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
If for any taxable year the Fund does not qualify as a RIC, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for Distributions to shareholders, and such Distributions will be taxable to the shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits. Such Distributions, however, may be eligible (i) to be treated as qualified dividend income in the case of non-corporate
U.S. shareholders and (ii) for the distributions-received deduction in the case of U.S. shareholders taxed as corporations, in each case provided that certain holding period and other requirements are met. The Fund could be required to recognize unrealized gains, pay taxes and make Distributions (which could be subject to interest charges) before requalifying for taxation as a RIC.
Excise Tax Risk
. A RIC that fails to distribute, by the close of each calendar year, an amount at least equal to the sum of 98% of its ordinary income for such calendar year and 98.2% of its capital gain net income for the one-year
period ending on October 31 of such calendar year, plus any shortfalls from any prior year’s required Distributions, is liable for a 4% (nondeductible) excise tax on the portion of the undistributed amounts of such income that are less than the required Distributions. There can be no assurance of the Fund’s excise tax liability.

Qualified Dividend Income Risk [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Qualified Dividend Income Risk
.

Given the Fund’s investment strategies, in particular, the expectation that the Fund will be classified as a RIC and its anticipated investments in Longevity Assets, there can be no assurance as to what portions (if any) of the Fund’s Distributions will be designated as qualified dividend income, which means RIC Distributions taxed to shareholders may be subject to higher rates of tax than those applicable to qualified dividend income.
Additional tax considerations are discussed in this Prospectus (see, e.g., “
Certain U.S. Federal Income Tax Matters
”) and the related SAI.

Valuation of Longevity Assets Risks [Member]
General Description of Registrant [Abstract]
Risk [Text Block]
Valuation of Longevity

Asset
s Risks
. The Fund’s assets and liabilities are valued by the Manager pursuant to the ABL Technologies Valuation Methodology
™
and the Manager’s Valuation Policy, which has been approved by the Board and remains subject to continuous Board review and oversight.
The majority of the Fund’s portfolio investments do not have a readily determinable market price and will be fair valued pursuant to the Valuation Policy. The valuation of Longevity Assets involves inherent uncertainty (including, without limitation, the mortality related underwriting of insureds and future changes to premium payment schedules). The Valuation Policy, and procedures of ABL Technologies adopted by the Manager relating to the implementation of the Valuation Policy, are subject to change and may be revised from time to time. There is no guarantee that the value determined with respect to a particular Longevity Asset will represent the value that the Fund uses to calculate management fees, or that would be realized upon in the event of an immediate disposition of the investment, or that such valuation accurately reflects value of such Longevity Asset on the date of sale or at maturity. Such uncertainties as to the valuation of Longevity Assets could have an impact on the net asset value of the Fund and require adjustments to reported net asset values (i.e., if the earlier judgments of the Manager regarding the appropriate valuation should prove to be incorrect).

Business Contact [Member]
Cover [Abstract]
Entity Address, Address Line One	Terminus 200
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30305
Contact Personnel Name	Brian T. Casey, Esq.
NAV [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	$ 20
Expense Example, Years 1 to 3	59
Expense Example, Years 1 to 5	98
Expense Example, Years 1 to 10	195
Five Percentage Load [Member]
Other Annual Expenses [Abstract]
Expense Example, Year 01	25
Expense Example, Years 1 to 3	64
Expense Example, Years 1 to 5	103
Expense Example, Years 1 to 10	$ 200
Liqudation Of Assets [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	calculated as a percentage of estimated value of assets under management, to be adjusted to actual value upon liquidation of each asset	[2],[4]
Common Share [Member]
Other Annual Expenses [Abstract]
Basis of Transaction Fees, Note [Text Block]	except as set forth below, as a percentage of net assets attributable to shares	[2]

[1]	Investors purchasing shares may be charged a sales load of up to 5% of the investment amount. The table assumes the maximum sales load is charged. The Fund or Manager may, in its discretion, waive all or a portion of the sales charge with respect to any shareholder. See “Plan of Distribution.”
[2]	The amounts presented in the table estimates the amounts the Fund expects to pay during its first 12 months of operation. The purpose of the table above is to assist you to understand the various costs and expenses you will bear directly or indirectly as a shareholder in the Fund.
[3]	Shareholders may be subject to a contingent deferred sales charge on shares repurchased during the first 365 days after their purchase. A contingent deferred sales charge of 1.00% may be imposed on certain repurchases of shares made within 12 months of the date of purchase on shares purchased without an initial sales charge.
[4]	The Management Fee paid by the Fund is calculated at the annual rate of 1.45% of the average daily value of the Fund’s average daily AUM.
[5]	Amounts assumes that the Fund sells $50,000,000 worth of shares during the Fund’s first 12 months and that the Fund’s net offering proceeds from such sales equal $47,500,000. Expenses are estimated. Actual expenses will depend on the Fund’s net assets, which will be affected by the number of shares the Fund sells in this offering. For example, if the Fund were to raise proceeds significantly less than this amount over the following 24 months, average net assets would be significantly lower and some expenses as a percentage of net assets would be significantly higher. There can be no assurance that the Fund will sell $50,000,000 worth of shares during the 12 months following the date on which this Registration Statement first becomes effective (the “Effective Date”).
[6]	Shareholders may pay to the Distributor a distribution fee that accrues at an annual rate equal to 0.25% of the average daily net assets attributable to shares and is payable on a monthly basis. See “Plan of Distribution.”
[7]	The Fund may charge a shareholder servicing fee of up to 0.15% per year. The Fund may use this fee to compensate financial intermediaries or financial institutions for providing ongoing services in respect of clients with whom they have distributed shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund may reasonably request. For more information regarding Shareholder Servicing Expenses, see “Plan of Distribution.”
[8]	Other expenses include accounting, legal and auditing fees of the Fund, organizational and offering costs, as well as the reimbursement of the compensation of administrative personnel and fees payable to the Independent Trustees.